OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 3,416	$ 3,240
Derivative assets	100	192
Securities - FVTOCI	27	61
Other marketable securities	28	28
Restricted cash	378	581
Inventory	1,228	1,858
Accounts receivable	9	43
Other	153	167
Total other non-current assets	5,339	6,170
Disclosure of financial assets [line items]
Inventory	1,228	1,858
Asset pledged as collateral
Subclassifications of assets, liabilities and equities [abstract]
Inventory	1,300	1,500
Disclosure of financial assets [line items]
Inventory	$ 1,300	$ 1,500